Consolidated Investment Entities - Maximum Exposure (Details) (VIEs, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
VIEs
Variable Interest Entity [Line Items]
Carrying amount	$ 0	$ 0	$ 0
Maximum exposure to loss	0	0	0
Assets of nonconsolidated investment entities	1,779.4	1,792.2	1,773.0
Liabilities of nonconsolidated investment entities	$ 1,770.3	$ 1,772.9	$ 1,777.1